Land Use Rights, Net	12 Months Ended
May 31, 2020
Text Block [Abstract]
Land Use Rights, Net
7.	LAND USE RIGHTS, NET
Land use rights, net, consisted of the following:

	As of May 31,
	2018	2019	2020
	US$	US$	US$
Land use rights	5,315	7,955	7,696
Less: accumulated amortization	(1,417)	(1,680)	(1,842)
Exchange differences	(113)	130	183

Land use rights, net	3,785	6,405	6,037

Amortization expenses for land use rights for the years ended May 31, 2018, 2019 and 2020 were US$110, US$263 and US$162, respectively. The Group expects to recognize amortization expense in aggregat
e
of
US$810 in coming
five years and US$5,227 thereafter.